Loans Receivable from Franchisees, Net (Tables)	6 Months Ended
Apr. 30, 2026
Loans Receivable from Franchisees, Net [Line Items]
Schedule of Allowance for Expected Credit Losses

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2026	October 31, 2025
Balance at beginning of period	232,876	55,520
Provision	286,049	183,501
Written-off	—	(8,571)
Effect of translation adjustment	15,248	2,426
Balance at end of period	534,173	232,876

Schedule of Movement of Loan

The following is a summary of the movement of the loan:

	April 30, 2026	October 31, 2025
Balance at beginning of period	1,254,057	801,512
Loans lend to franchisees	573,650	1,103,211
Repayment from franchisees	(462,945)	(656,937)
Effect of translation adjustment	55,272	6,271
Balance at end of period	1,420,034	1,254,057

Loan Receivables from Franchisees [Member]
Loans Receivable from Franchisees, Net [Line Items]
Schedule of Loan Receivables from Franchisees

As of April 30, 2026 and October 31, 2025, loan receivables from franchisees, net comprised of the following:

	April 30, 2026	October 31, 2025
Loan receivables from franchisees	1,420,034	1,254,057
Allowance for expected credit losses	(534,173)	(232,876)
Loan receivables from franchisees, net	885,861	1,021,181
loans receivable from franchisees, net comprised of the following:
	April 30, 2026	October 31, 2025
Gao Wenjing	54,926	52,691
Wang Shimei	54,926	52,691
Zeng Yongjian	48,335	46,369
Song Mingfang	58,588	52,691
Wang Zhiya	—	52,691
Yu Yang	58,588	108,896
Yan Tianxiang	9,521	—
Wang Xuefeng	190,412	182,664
Zheng Yanhai	9,521	9,133
Chen Yu	—	9,133
Zhang Ying	—	9,133
Wang Hongli	—	9,133
Ge Xiaoqing	117,177	—
Sheng Xidong	9,521	—
Zhou Guixiang	68,109	—
Wang Jia	9,521	—
Meng Hao	58,588	52,691
Sun Zhongyao	9,521	—
Wu Yinghan	190,412	182,664
Liu Yuping	190,412	182,664
Xiao Yang	19,041	18,266
Shen Yue	9,521	9,133
Zhao Zhe	9,521	9,134
Shen Huaimei	58,588	108,896
Sun Xuqiang	68,109
Zhu Hongjun	58,588
Wang Jingfeng	58,588
Tang Sumei	—	52,692
Li Ruonan	—	52,692
	1,420,034	1,254,057
Less: Allowance for expected credit loss	(534,173)	(232,876)
Loan receivables from franchisees, net	885,861	1,021,181